Operating Segments_Segment by types of customers (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Inter segment transaction [Line Items]
Net interest income	₩ 5,220,650	$ 4,890,904	₩ 5,019,544	₩ 4,761,900
Interest income	8,550,687	8,010,611	8,512,312	8,698,235
Interest expense	(3,330,037)	(3,119,707)	(3,492,768)	(3,936,335)
Net non-interest income	1,159,676		699,340	631,303
Non-interest income	14,849,236		14,769,985	11,389,680
Non-interest expense	(13,689,560)		(14,070,645)	(10,758,377)
Other income(expense)	(4,223,584)		(4,144,678)	(4,041,617)
General and administrative expenses	(3,530,801)	(3,307,789)	(3,478,476)	(3,150,387)
Impairment losses due to credit loss and others	(692,783)		(666,202)	(891,230)
Operating income	2,156,742	2,020,518	1,574,206	1,351,586
Non operating income(expense)	(207,236)	(194,146)	(20,817)	100,360
Net income before income tax expense	1,949,506	1,826,372	1,553,389	1,451,946
Income tax expense	(419,418)	(392,927)	(275,856)	(376,554)
Net income	₩ 1,530,088	$ 1,433,445	₩ 1,277,533	₩ 1,075,392
Factors used to identify entitys reportable segments	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.
Operating segments [Member]
Inter segment transaction [Line Items]
Net interest income	₩ 4,633,716		₩ 4,430,585	₩ 4,156,626
Interest income	8,242,056		8,227,523	8,366,720
Interest expense	(3,608,340)		(3,796,938)	(4,210,094)
Net non-interest income	1,905,666		1,655,035	1,579,240
Non-interest income	15,245,069		15,203,864	11,756,633
Non-interest expense	(13,339,403)		(13,548,829)	(10,177,393)
Other income(expense)	(4,443,080)		(4,453,370)	(4,368,808)
General and administrative expenses	(3,788,625)		(3,730,476)	(3,417,579)
Impairment losses due to credit loss and others	(654,455)		(722,894)	(951,229)
Operating income	2,096,302		1,632,250	1,367,058
Non operating income(expense)	(180,266)		58,358	154,427
Net income before income tax expense	1,916,036		1,690,608	1,521,485
Income tax expense	(412,634)		(277,818)	(333,197)
Net income	1,503,402		1,412,790	1,188,288
Consumer banking
Inter segment transaction [Line Items]
Net interest income	1,702,939		1,484,233	1,289,088
Interest income	3,149,625		2,979,811	2,850,985
Interest expense	(955,836)		(1,023,290)	(1,227,921)
Inter-segment	(490,850)		(472,288)	(333,976)
Net non-interest income	649,950		557,410	554,957
Non-interest income	802,387		923,810	886,057
Non-interest expense	(253,961)		(405,912)	(353,032)
Inter-segment	101,524		39,512	21,932
Other income(expense)	(1,906,561)		(1,875,579)	(1,790,292)
General and administrative expenses	(1,808,974)		(1,788,672)	(1,782,234)
Impairment losses due to credit loss and others	(97,587)		(86,907)	(8,058)
Operating income	446,328		166,064	53,753
Non operating income(expense)	(98,510)		(35,081)	(19,113)
Net income before income tax expense	347,818		130,983	34,640
Income tax expense	(84,172)		(31,698)	(8,383)
Net income	₩ 263,646		₩ 99,285	₩ 26,257
Factors used to identify entitys reportable segments	• Consumer banking: Loans/deposits and financial services for consumers, etc.	• Consumer banking: Loans/deposits and financial services for consumers, etc.	• Consumer banking: Loans/deposits and financial services for consumers, etc.	• Consumer banking: Loans/deposits and financial services for consumers, etc.
Corporate banking
Inter segment transaction [Line Items]
Net interest income	₩ 1,795,377		₩ 1,741,140	₩ 1,699,913
Interest income	2,964,813		3,026,148	3,255,796
Interest expense	(1,681,652)		(1,780,990)	(1,880,195)
Inter-segment	512,216		495,982	324,312
Net non-interest income	571,336		550,194	513,686
Non-interest income	680,778		535,514	503,321
Non-interest expense	(170,268)		(32,873)	(25,993)
Inter-segment	60,826		47,553	36,358
Other income(expense)	(1,149,288)		(1,476,190)	(1,795,561)
General and administrative expenses	(832,429)		(966,878)	(925,566)
Impairment losses due to credit loss and others	(316,859)		(509,312)	(869,995)
Operating income	1,217,425		815,144	418,038
Non operating income(expense)	(3,153)		(1,619)	(2,189)
Net income before income tax expense	1,214,272		813,525	415,849
Income tax expense	(296,634)		(203,983)	(98,886)
Net income	₩ 917,638		₩ 609,542	₩ 316,963
Factors used to identify entitys reportable segments	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.
Investment banking
Inter segment transaction [Line Items]
Net interest income	₩ 12,124		₩ 14,613	₩ 5,601
Interest income	148,500		153,160	154,460
Interest expense	(243)		(225)	(18)
Inter-segment	(136,133)		(138,322)	(148,841)
Net non-interest income	152,168		160,885	115,111
Non-interest income	366,523		605,026	489,659
Non-interest expense	(214,355)		(444,141)	(374,548)
Other income(expense)	(63,835)		(110,863)	53,089
General and administrative expenses	(12,881)		(14,983)	(14,933)
Impairment losses due to credit loss and others	(50,954)		(95,880)	68,022
Operating income	100,457		64,635	173,801
Non operating income(expense)	39,350		46,559	43,728
Net income before income tax expense	139,807		111,194	217,529
Income tax expense	(33,834)		(26,909)	(52,642)
Net income	₩ 105,973		₩ 84,285	₩ 164,887
Factors used to identify entitys reportable segments	• Investment banking: Domestic/foreign investment, structured finance, M&A, Equity & fund investment related business, venture advisory related tasks, real estate SOC development practices etc.	• Investment banking: Domestic/foreign investment, structured finance, M&A, Equity & fund investment related business, venture advisory related tasks, real estate SOC development practices etc.	• Investment banking: Domestic/foreign investment, structured finance, M&A, Equity & fund investment related business, venture advisory related tasks, real estate SOC development practices etc.	• Investment banking: Domestic/foreign investment, structured finance, M&A, Equity & fund investment related business, venture advisory related tasks, real estate SOC development practices etc.
Capital market
Inter segment transaction [Line Items]
Net interest income	₩ 36,883		₩ 48,826	₩ 40,913
Interest income	18,834		19,575	19,394
Interest expense			(324)	(81)
Inter-segment	18,049		29,575	21,600
Net non-interest income	69,671		4,033	18,015
Non-interest income	9,548,399		7,590,087	5,760,567
Non-interest expense	(9,478,728)		(7,586,054)	(5,742,552)
Other income(expense)	14,662		(51,995)	(44,187)
General and administrative expenses	(16,567)		(17,964)	(16,945)
Impairment losses due to credit loss and others	31,229		(34,031)	(27,242)
Operating income	121,216		864	14,741
Non operating income(expense)			(5,288)	197
Net income before income tax expense	121,216		(4,424)	14,938
Income tax expense	(29,335)		1,071	(3,615)
Net income	₩ 91,881		₩ (3,353)	₩ 11,323
Factors used to identify entitys reportable segments	• Capital market: Fund management, investment securities and derivatives business, etc.	• Capital market: Fund management, investment securities and derivatives business, etc.	• Capital market: Fund management, investment securities and derivatives business, etc.	• Capital market: Fund management, investment securities and derivatives business, etc.
Credit Card
Inter segment transaction [Line Items]
Net interest income	₩ 463,603		₩ 428,095	₩ 378,019
Interest income	599,550		556,681	500,449
Interest expense	(135,947)		(128,586)	(122,430)
Net non-interest income	73,537		79,713	98,034
Non-interest income	1,163,575		986,147	871,486
Non-interest expense	(1,090,038)		(906,434)	(773,452)
Other income(expense)	(398,652)		(364,137)	(321,265)
General and administrative expenses	(163,536)		(148,001)	(124,362)
Impairment losses due to credit loss and others	(235,116)		(216,136)	(196,903)
Operating income	138,488		143,671	154,788
Non operating income(expense)	(5,219)		(1,504)	(5,150)
Net income before income tax expense	133,269		142,167	149,638
Income tax expense	(32,055)		(32,774)	(32,780)
Net income	₩ 101,214		₩ 109,393	₩ 116,858
Factors used to identify entitys reportable segments	• Credit Card: Credit card, cash service and card loan, etc. and	• Credit Card: Credit card, cash service and card loan, etc. and	• Credit Card: Credit card, cash service and card loan, etc. and	• Credit Card: Credit card, cash service and card loan, etc. and
Headquarter and Others
Inter segment transaction [Line Items]
Net interest income	₩ 622,790		₩ 713,678	₩ 743,092
Interest income	1,360,734		1,492,148	1,585,636
Interest expense	(834,662)		(863,523)	(979,449)
Inter-segment	96,718		85,053	136,905
Net non-interest income	389,004		302,800	279,437
Non-interest income	2,683,407		4,563,280	3,245,543
Non-interest expense	(2,132,053)		(4,173,415)	(2,907,816)
Inter-segment	(162,350)		(87,065)	(58,290)
Other income(expense)	(939,406)		(574,606)	(470,592)
General and administrative expenses	(954,238)		(793,978)	(553,539)
Impairment losses due to credit loss and others	14,832		219,372	82,947
Operating income	72,388		441,872	551,937
Non operating income(expense)	(112,734)		55,291	136,954
Net income before income tax expense	(40,346)		497,163	688,891
Income tax expense	63,396		16,475	(136,891)
Net income	₩ 23,050		₩ 513,638	₩ 552,000
Factors used to identify entitys reportable segments	• Headquarter and others: Segments that do not belong to above operating segments	• Headquarter and others: Segments that do not belong to above operating segments	• Headquarter and others: Segments that do not belong to above operating segments	• Headquarter and others: Segments that do not belong to above operating segments
Inter segment transaction
Inter segment transaction [Line Items]
Net interest income	₩ 586,934		₩ 588,959	₩ 605,274
Interest income	308,631		284,789	331,515
Interest expense	278,303		304,170	273,759
Net non-interest income	(745,990)		(955,695)	(947,937)
Non-interest income	(395,833)		(433,879)	(366,953)
Non-interest expense	(350,157)		(521,816)	(580,984)
Other income(expense)	219,496		308,692	327,191
General and administrative expenses	257,824		252,000	267,192
Impairment losses due to credit loss and others	(38,328)		56,692	59,999
Operating income	60,440		(58,044)	(15,472)
Non operating income(expense)	(26,970)		(79,175)	(54,067)
Net income before income tax expense	33,470		(137,219)	(69,539)
Income tax expense	(6,784)		1,962	(43,357)
Net income	₩ 26,686		₩ (135,257)	₩ (112,896)